Leases	12 Months Ended
Dec. 31, 2012
Leases

32. Leases

Operating Leases

We lease certain of our facilities under non-cancelable operating lease agreements that expire at various dates through 2020. The major components of our operating leases that were in effect at December 31, 2012 are as described below.

We have lease agreements for 260,000 square feet of space in South San Francisco which has been utilized for R&D, administration and other corporate functions. The lease term for 55,000 square feet of this space expires in November 2014, with the lease term for the remainder of the leased space expiring between March 2019 and January 2020, with an option to renew for one additional five-year period. We have sub-leased 55,000 square feet of this space which was no longer being utilized by R&D, sales and administrative functions to Janssen AI. As a result of the planned closure of our facilities in South San Francisco in early 2013, following the separation of the Prothena Business and cessation of the remaining early stage research activities, we will no longer utilize the remaining 205,000 square feet of space in South San Francisco.

We also leased approximately 26,000 square feet of space in South San Francisco which was utilized for our Prothena R&D function. As part of the separation of the Prothena Business, we assigned this lease to Prothena. We agreed to indemnify the landlord for all matters related to the leases through the expiry of the lease in 2020. For further information on the fair value of this operating lease guarantee, refer to Note 31.

We have lease agreements for 41,000 square feet of space for our corporate headquarters located in the Treasury Building, Dublin, Ireland. This lease expires in July 2014, with an option to renew for two additional 10-year periods. We have sub-leased a portion of this space that we no longer utilize to Janssen AI. This sub-lease expires in July 2014.

We closed the New York office in March 2009 and have entered into sub-lease agreements for this space. The lease period expires in February 2015.

During 2012, we entered into a lease agreement for 11,830 square feet of space in Cambridge, Massachusetts which is being utilized by our R&D, sales and administrative functions. The lease period expires in 2017.

In December 2011, we closed the 113,000 square feet EDT facility located in King of Prussia, Pennsylvania. The two leases expire between April 2019 and May 2020. The future rental commitments relating to the leases are included in the table below. Approximately 50,000 square feet of this space was sublet by December 2012.

In addition, we also have various operating leases for equipment and vehicles, with lease terms that range from three to five years.

We recorded expense under operating leases of $19.2 million in 2012 (2011: $23.8 million; 2010: $27.9 million). We recorded income under our operating subleasing agreement of $2.8 million in 2012 (2011: $2.8 million; 2010: $2.3 million).

As of December 31, 2012, our future minimum rental commitments for operating leases with non-cancelable terms in excess of one year are as follows (in millions):

Due in:
2013	$21.3
2014	20.4
2015	14.1
2016	14.4
2017	14.6
2018 and thereafter	24.4

Total	$109.2	(1)

(1)

The future minimum rental commitments include the commitments in respect of lease contracts where the future lease commitments exceeds the future expected economic benefit that we expect to derive from the leased asset which has resulted in the recognition of an onerous lease accrual.

The total amount of future minimum sublease payments expected to be received at December 31, 2012 is $10.4 million (2011: $6.4 million).

Capital Leases

There were no capital leases in place at December 31, 2012 or 2011. In 2010, the net book value of assets acquired under capital leases was $1.5 million, which included $71.8 million of accumulated depreciation. The depreciation expense related to assets under capital leases for 2011 and 2010 was $0.3 million and $1.4 million respectively.

In prior years, we disposed of plant and equipment and subsequently leased them back and also entered into an arrangement with a third-party bank, the substance of which allows us a legal right to require a net settlement of our obligations under the leases. The cash and borrowings relating to the previous sale and leaseback transactions were offset in the 2010 Consolidated Financial Statements in the amount of $31.2 million. These arrangements were terminated during 2011. We incurred a charge of $0.1 million in the termination of the leases.